Average Annual Total Returns - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - Fidelity Advisor High Income Advantage Fund	Dec. 30, 2023
Fidelity Advisor High Income Advantage Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(14.06%)
Past 5 years	2.90%
Past 10 years	4.91%
Fidelity Advisor High Income Advantage Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(10.21%)
Past 5 years	4.00%
Past 10 years	5.60%
Fidelity Advisor High Income Advantage Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(14.06%)
Past 5 years	2.90%
Past 10 years	4.90%
Fidelity Advisor High Income Advantage Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.17%)
Past 5 years	0.91%
Past 10 years	2.82%
Fidelity Advisor High Income Advantage Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.83%)
Past 5 years	1.47%
Past 10 years	2.90%
Fidelity Advisor High Income Advantage Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(12.01%)
Past 5 years	2.95%
Past 10 years	4.70%
Fidelity Advisor High Income Advantage Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(10.20%)
Since Inception	3.97%	[1]
ML040
Average Annual Return:
Past 1 year	(11.21%)
Past 5 years	2.10%
Past 10 years	3.94%

[1]	AFrom October 2, 2018.